GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Location
Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2012	2011	2010

Europe	$39,655	$38,409	$30,434
Asia and Oceania	21,953	13,388	12,469
United States of America	24,674	9,484	7,680
Middle East and Africa	10,565	9,530	3,890
Americas (excluding United States of America)	7,905	6,942	2,499

	$104,752	$77,753	$56,972

Schedule of Long-Lived Assets by Geographic Location
The following presents total long-lived assets as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Long-lived assets:
Israel	$26,976	$8,653
United States of America	14,380	300
Other	153	150

	$41,509	$9,103